STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Common Stock [Member]
Ending balance at Dec. 31, 2020	$ 454	$ 575	$ 19,301,375	$ (14,302,396)	$ 5,000,008
Ending balance (in shares) at Dec. 31, 2020	4,538,716	5,750,000
Beginning balance at Aug. 03, 2020	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Aug. 03, 2020	0	0
Beginning balance at Aug. 03, 2020	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Aug. 03, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, New Issues		$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsor (in shares)		5,750,000
Sale of 23,000,000 Units, net of underwriting discounts and deferred offering costs	$ 2,300	$ 0	203,887,944	0	203,887,944
Sale of 23,000,000 Units, net of underwriting discounts and deferred offering costs (in shares)	23,000,000	0
Class A common stock subject to possible redemption	$ (1,846)	$ 0	(184,610,994)	0	(186,612,840)
Class A common stock subject to possible redemption (in shares)	(18,461,284)	0
Net loss	$ 0	$ 0	0	(14,302,396)	(14,302,396)	$ (14,302,396)
Ending balance at Dec. 31, 2020	$ 454	$ 575	19,301,375	(14,302,396)	5,000,008
Ending balance (in shares) at Dec. 31, 2020	4,538,716	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption	$ (309)	$ 0	(30,921,671)	0	(30,921,980)
Class A common stock subject to possible redemption (in shares)	(3,092,198)	0
Net loss	$ 0	$ 0	0	(30,921,978)	(30,921,978)	$ (30,921,978)
Ending balance at Mar. 31, 2021	$ 763	$ 575	50,223,046	(45,224,374)	5,000,010
Ending balance (in shares) at Mar. 31, 2021	7,630,914	5,750,000
Ending balance at Mar. 31, 2021	$ 763	$ 575	$ 50,223,046	$ (45,224,374)	$ 5,000,010
Ending balance (in shares) at Mar. 31, 2021	7,630,914	5,750,000